Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 77,032,480	$ 77,934,155	$ 71,868,007
Chile
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	34,292,463	34,292,689
Chile | Embotelladoras Chilenas Unidas S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	31,476,163	31,476,163
Chile | Manantial S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,166,000	1,166,000
Chile | Compañía Pisquera de Chile S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,363,782	1,363,782
Chile | Compañía Cervecería Kunstmann S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	286,518	286,744
International Business
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	9,731,485	11,086,051
International Business | CCU Argentina S.A. and subsidiaries
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	3,735,289	4,774,066
International Business | Marzurel S.A., Coralina S.A. and Milotur S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	2,639,301	2,822,016
International Business | Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	3,356,895	3,489,969
Wines
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	19,781,051	19,782,188
Wines | Vina San Pedro Tarapaca S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 19,781,051	$ 19,782,188